Provisions - Parenthetical Information Note 29 Provisions (Detail: Text Values) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Civil litigation matters [Abstract]
Provisions	€ 500	€ 500
Aggregate future loss, more than remote but less than probable	1,900	1,800
Regulatory enforcement matters [Abstract]
Provisions	700	500
Aggregate future loss, more than remote but less than probable	200	€ 200
DFS Consent Order [Abstract]
Civil penalty for relationship with three former Deutsche Bank clients (Danske Banks Estonia branch, Jeffrey Epstein and FBME Bank), in USD	€ 150